Jul. 17, 2023
ANGEL OAK INCOME ETF (CARY)
ANGEL OAK ULTRASHORT INCOME ETF (UYLD)
Each, a series of Angel Oak Funds Trust
Supplement to the Prospectus and Summary Prospectus,
each dated May 31, 2023
July 17, 2023
The principal investment strategies of each of the Angel Oak Income ETF and Angel Oak UltraShort Income ETF (each, a “Fund”) have been revised to include minimum or maximum percentages of certain investments in which each Fund will invest, to be effective on or about July 17, 2023.
Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.
Angel Oak Income ETF
ANGEL OAK INCOME ETF
Angel Oak Income ETFThe following is hereby inserted as the second paragraph of the “Principal Investment Strategies” section in the Summary Prospectus and Prospectus:
The Fund may invest up to: (i) 80% of its net assets in non-agency RMBS, (ii) 50% of its net assets in ABS, and (iii) 50% of its net assets in corporate debt. The Fund will invest at least 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency CMBS, collectively.
Angel Oak UltraShort Income ETF
ANGEL OAK ULTRASHORT INCOME ETF
Angel Oak UltraShort Income ETFThe following is hereby inserted as the second paragraph of the “Principal Investment Strategies” section in the Summary Prospectus and Prospectus:
The Fund may invest up to: (i) 50% of its net assets in non-agency RMBS, and (ii) 50% of its net assets in corporate debt. The Fund will invest at least: (i) 15% of its net assets in ABS, and (ii) 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency CMBS, collectively.